PREPAID LAND LEASE PAYMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PREPAID LAND LEASE PAYMENTS [Abstract]
Prepaid land lease payments	$ 7,197	44,656	44,656
Less: accumulated amortization	(360)	(2,233)	(1,340)
Net carrying value	6,837	42,423	43,316
Amortization expense for land use right	144	893	893	447
Year 1	144	893
Year 2	144	893
Year 3	144	893
Year 4	144	893
Year 5	$ 144	893